Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
Indexperts Gorilla Aggressive Growth ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,441	$ 10,274	$ 9,496	$ 9,928	$ 10,652	$ 11,222	$ 11,237	$ 11,307	$ 11,796	$ 11,945
Indexperts Quality Earnings Focused ETF
Account Value [Line Items]
Accumulated Value	10,000	10,490	10,398	9,999	9,996	10,317	10,580	10,554	10,882	11,017	10,786
Indexperts Yield Focused Fixed Income ETF
Account Value [Line Items]
Accumulated Value	10,000	9,925	10,122	10,079	10,060	10,015	10,247	10,263	10,395	10,518	10,565
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,272	10,138	9,567	9,502	10,100	10,614	10,852	11,072	11,476	11,745
S&P 500 Pure Growth TR Index
Account Value [Line Items]
Accumulated Value	10,000	10,591	10,214	9,293	9,531	10,426	11,142	11,405	11,432	11,628	11,595
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,053	10,274	10,278	10,318	10,244	10,402	10,374	10,498	10,613	10,679
Bloomberg BAA US Corporate Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,059	$ 10,261	$ 10,223	$ 10,200	$ 10,227	$ 10,422	$ 10,434	$ 10,544	$ 10,704	$ 10,737